TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income & Real Estate Securities Funds

TIAA-CREF Bond Fund

TIAA-CREF Bond Plus Fund

TIAA-CREF Social Choice Bond Fund

(collectively, the “Funds”)

SUPPLEMENT NO. 1

dated December 13, 2019, to the Summary Prospectuses for all Funds, each dated August 1, 2019

SUPPLEMENT NO. 2

dated December 13, 2019, to the Statutory Prospectus for the TIAA-CREF Fixed-Income & Real Estate Securities Funds dated August 1, 2019, as supplemented through October 1, 2019

SUPPLEMENT NO. 3

dated December 13, 2019, to the Statement of Additional Information (“SAI”) for the TIAA-CREF Funds dated August 1, 2019 and March 1, 2019, as supplemented through December 6, 2019

The Board of Trustees of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective March 1, 2020 (the “Effective Date”). Therefore, as of the Effective Date, all references to the Funds in the Summary Prospectuses, Statutory Prospectus and SAI are hereby changed as follows:

Existing name	New name
TIAA-CREF Bond Fund	TIAA-CREF Core Bond Fund
TIAA-CREF Bond Plus Fund	TIAA-CREF Core Plus Bond Fund
TIAA-CREF Social Choice Bond Fund	TIAA-CREF Core Impact Bond Fund

A40684 (12/19)